Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,970	$ 11,777
Accounts receivable	4,277	3,554
Inventory, net	2,913	2,545
Prepaid expenses	2,031	2,986
Total current assets	13,191	20,862
Property and equipment, net	1,965	2,091
Right-of-use assets	1,196	1,179
Intangible assets, net	1,113	1,127
Other assets	424	466
Total assets	17,889	25,725
Current liabilities:
Trade payables	2,348	3,391
Accrued liabilities	11,423	10,556
Short-term lease liabilities	363	351
Other current liabilities	260	389
Total current liabilities	14,394	14,687
Long-term lease liabilities	1,218	1,244
Contingent earnout liability	22,620	18,632
Warrant and SEPA liabilities	14,580	17,100
Total liabilities	52,812	51,663
Stockholders' deficit:
Preferred stock, Series A, $0.0001 par value per share, $10.00 liquidation value per share. Authorized $10,000,000 shares at March 31, 2024 and December 31, 2023, respectively; issued and outstanding, $4,015,002 shares at March 31, 2024 and December 31, 2023, respectively.
Common stock, $0.0001 par value per share. Authorized $400,000,000 shares at March 31, 2024 and December 31, 2023, respectively; issued and outstanding, 26,758,272 and $26,413,213 shares at March 31, 2024, and December 31, 2023, respectively.	2	2
Additional paid-in capital	226,671	222,437
Accumulated deficit	(261,596)	(248,377)
Total stockholders' deficit	(34,923)	(25,938)
Total liabilities and stockholders' deficit	$ 17,889	$ 25,725